DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	6.38%	$2,133	7.36%	$3,251
Brookfield Property Partners’ corporate bonds	4.79%	1,321	4.67%	1,887
BPYU term debt	6.96%	1,147	7.96%	1,366
Brookfield Properties Retail Holding LLC senior secured notes	5.20%	1,493	5.20%	1,695
Brookfield Properties Retail Holding LLC corporate facility	7.19%	397	8.21%	508
Brookfield Properties Retail Holding LLC junior subordinated notes	6.29%	198	7.07%	198
Subsidiary borrowings	5.36%	332	6.85%	47

Secured debt obligations:
Funds subscription credit facilities(1)	6.46%	3,498	7.38%	3,638
Fixed rate	5.11%	15,396	4.40%	28,417
Variable rate	7.32%	25,809	8.05%	28,049
Deferred financing costs		(225)		(344)
Total debt obligations		$51,499		$68,712

Current		$14,719		$15,319
Non-current		35,964		53,393
Debt associated with assets held for sale		816		—
Total debt obligations		$51,499		$68,712
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2025 to 2026, however, excluding debt obligations on assets in receivership, the partnership has suspended contractual payment on approximately 5% of its non-recourse mortgages included as fixed and variable rate secured debt obligations in the table above. The partnership is currently engaging respective creditors for certain assets with these negotiations. The partnership has, in certain instances, transferred properties securing these loans to the lenders. It is possible that certain additional properties securing these loans could be transferred to the lenders if the partnership is unsuccessful in ongoing negotiations with creditors.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2024			Dec. 31, 2023
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. Dollars	$35,414		$35,414	$43,788		$43,788
Euros	1,515		€1,463	7,409		€6,711
British Pounds	6,157		£4,919	6,240		£4,902
Canadian Dollars	3,157	C$	4,541	3,967	C$	5,257
Indian Rupees	1,805	Rs	154,296	2,226	Rs	185,506
South Korean Won	1,675	₩	2,477,858	1,756	₩	2,280,000
Brazilian Reais	500	R$	3,097	1,731	R$	8,380
Australian Dollars	1,206	A$	1,948	1,310	A$	1,923
United Arab Emirates Dirham	95	AED	348	—	AED	—
Other currencies	200			629
Deferred financing costs	(225)			(344)
Total debt obligations	$51,499			$68,712

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Year ended Dec. 31, 2024	Year ended Dec. 31, 2023
Balance, beginning of period	$68,712	$58,562
Debt obligation issuance, net of repayments	3,675	(1,304)
Non-cash changes in debt obligations:
Debt from asset acquisitions	738	444
Assumed by purchaser	(1,245)	(372)
Amortization of deferred financing costs and (premium) discount	127	220
Foreign currency translation	(1,001)	652
Acquisition of Foreign Investments(1)	—	10,674
Deconsolidation of BSREP IV debt obligations(1)	(19,487)	—
Other	(20)	(164)
Balance, end of period	$51,499	$68,712
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.

At December 31, 2024, the partnership had $20.0 billion (December 31, 2023 - $26.6 billion) of debt obligations which were classified as non-current but are subject to covenants which are required to be complied with during the twelve months following the reporting date. Examples of these covenants include: (i) meeting maximum loan-to-value ratios, (ii) meeting minimum debt yield ratios, (iii) meeting minimum debt-service coverage ratios and (iv) having hedges in place through interest rate caps or interest rate swaps entered into at a minimum strike price. There is no indication that the partnership will encounter material difficulties in complying with these covenants at the next test dates.